SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 56,979	$ 178,425
Prepaid rent	7,500	7,500
Total		185,925
Prepaid expenses	49,479	5,577
Prepaid inventories		165,348
Total	$ 56,979	$ 178,425